UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Strategic Municipal Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
State	Municipal Bonds			(000)	Value
Alabama - 3.3%	Courtland Industrial Development Board, Alabama, RB,
Champion International Corp. Project, Series A, AMT, 6.70%,
	11/01/29			$ 3,000	$ 2,752,740
Arizona - 3.5%	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32			1,455	1,144,940
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37			1,320	1,004,282
	San Luis Facility Development Corp., RB, Senior Lien
	Project, Regional Detention Center, 6.25%, 5/01/15			210	189,706
	San Luis Facility Development Corp., RB, Senior Lien
	Project, Regional Detention Center, 7.00%, 5/01/20			210	187,368
	San Luis Facility Development Corp., RB, Senior Lien
	Project, Regional Detention Center, 7.25%, 5/01/27			420	362,989
					2,889,285
California - 16.2%	California County Tobacco Securitization Agency, RB, CAB,
	Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)			3,095	27,576
Los Angeles Unified School District, California, GO, Series D,
	5.00%, 7/01/26			1,585	1,593,559
	State of California, GO, Various Purpose, 6.50%, 4/01/33			650	702,728
	State of California, GO, Various Purpose (CIFG), 5.00%,
	3/01/33			5,000	4,652,950
	University of California, RB, Limited Project, Series B,
	4.75%, 5/15/38			1,835	1,722,698
	West Valley-Mission Community College District, GO,
	Election of 2004, Series A (FSA), 4.75%, 8/01/30			4,900	4,668,377
					13,367,888
Colorado - 5.6%	City of Colorado Springs Colorado, RB, Subordinate Lien,
	Improvement, Series C (FSA), 5.00%, 11/15/45			395	384,651
	Colorado Health Facilities Authority, RB, Series C (FSA),
	5.25%, 3/01/40			850	830,101
Northwest Parkway Public Highway Authority, Colorado, RB,
	CAB, Senior, Series B (FSA), 6.30%, 6/15/11 (a)(b)			10,000	3,036,600
Park Creek Metropolitan District, Colorado, Refunding RB,
	Senior, Limited Tax Property Tax, 5.50%, 12/01/37			440	365,156
					4,616,508
Connecticut - 5.0%	Mashantucket Western Pequot Tribe, RB, Sub-Series A,
	5.50%, 9/01/28 (c)			1,500	797,130
	Mashantucket Western Pequot Tribe, RB, Sub-Series B,
	5.75%, 9/01/27 (c)			6,000	3,344,160
					4,141,290
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	ISD	Independent School District
CIFG	CDC IXIS Financial Guaranty	MBIA	Municipal Bond Investors Assurance (National Public
CP	Commercial Paper		Finance Guaranty Corp.)
EDA	Economic Development Authority	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	ROLS	Reset Option Long Securities
GNMA	Government National Mortgage Association	TAN	Tax Anticipation Notes

BlackRock Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Florida - 11.1%	Arborwood Community Development District, Special
Assessment, Master Infrastructure Projects, Series B, 5.10%,
	5/01/14	$ 1,535	$ 1,077,171
County of Orange Florida, Refunding RB (Syncora), 4.75%,
	10/01/32	2,640	2,395,087
	Halifax Hospital Medical Center, RB, Refunding &
	Improvement, Series A, 5.00%, 6/01/38	1,050	820,018
Hillsborough County IDA, RB, National Gypsum, Series A,
	AMT, 7.13%, 4/01/30	3,300	1,850,211
Jacksonville Health Facilities Authority, RB, Baptist Medical
	Center Project, Series A, 5.00%, 8/15/37	715	639,839
	Miami Beach Health Facilities Authority, Refunding RB,
	Mount Sinai Medical Center Florida, 6.75%, 11/15/21	1,580	1,334,152
Sumter Landing Community Development District, Florida,
	RB, Sub-Series Series B, 5.70%, 10/01/38	1,585	1,015,605
			9,132,083
Guam - 1.3%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	160	158,878
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	196,120
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	355	354,872
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	365	363,580
			1,073,450
Illinois - 7.4%	CenterPoint Intermodal Center Program Trust, TAN, 8.00%,
	6/15/23 (c)	850	442,255
Illinois Educational Facilities Authority, RB, Northwestern
	University, 5.00%, 12/01/33	5,000	5,057,850
	Illinois Finance Authority, RB, Friendship Village
	Schaumburg, Series A, 5.63%, 2/15/37	295	196,735
Illinois Finance Authority, RB, MJH Education Assistance IV,
	Sub-Series B, 5.38%, 6/01/35 (d)(e)	300	29,475
	Illinois Finance Authority, RB, Monarch Landing Inc.
	Facilities, Series A, 7.00%, 12/01/37	575	325,467
			6,051,782
Indiana - 0.4%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni
	Power Agency Series B, 6.00%, 1/01/39	350	363,492
Kentucky - 7.3%	Kentucky Economic Development Finance Authority, Kentucky,
	RB, Norton Healthcare Inc., Series B (MBIA), 6.20%,
	10/01/24 (a)	17,480	6,033,572
Maryland - 2.6%	Maryland Community Development Administration, RB,
	Residential, Series A, AMT, 4.70%, 9/01/37	2,500	2,158,350
Michigan - 0.7%	Michigan State Hospital Finance Authority, Michigan,
Refunding, RB, Henry Ford Health System, Series A, 5.25%,
	11/15/46	730	554,647
Missouri - 4.5%	Missouri Housing Development Commission, RB,
Homeownership Loan Program, Series B-1 (GNMA), AMT,
	5.05%, 3/01/38	1,880	1,881,354
Missouri Joint Municipal Electric Utility Commission, RB,
	Plum Point Project (MBIA), 4.60%, 1/01/36	2,385	1,795,046
			3,676,400
Multi-State - 6.5%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (c)(f)	2,000	2,085,800
	MuniMae TE Bond Subsidiary LLC, 6.88%, 6/30/49 (c)(f)	4,000	3,239,920
			5,325,720

BlackRock Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Nevada - 1.0%	County of Clark Nevada, Refunding RB, Alexander Dawson
	School, Nevada Project, 5.00%, 5/15/29	$ 905	$ 848,691
New Jersey - 4.6%	Middlesex County Improvement Authority, RB, Sub, Heldrich
	Center Hotel, Series B, 6.25%, 1/01/37	645	328,860
	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	2,480	2,120,946
New Jersey State Turnpike Authority, RB, Series E, 5.25%,
	1/01/40	1,355	1,357,927
			3,807,733
New York - 4.3%	Albany Industrial Development Agency, RB, New Covenant
	Charter School Project, Series A, 7.00%, 5/01/35	315	196,377
New York City Industrial Development Agency, RB, American
	Airlines, JFK International Airport, AMT, 7.75%, 8/01/31	4,395	3,365,691
			3,562,068
Ohio - 1.5%	Buckeye Tobacco Settlement Financing Authority, RB, Asset
	Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	1,880	1,195,699
Oklahoma - 1.2%	Tulsa Municipal Airport Trust Trustees, Oklahoma, Refunding RB,
	Series A Remarketed, AMT, 7.75%, 6/01/35	1,225	1,005,603
Pennsylvania - 10.3%	Allegheny County Hospital Development Authority, RB,
	Health System, West Penn, Series A, 5.00%, 11/15/13	1,750	1,574,055
Pennsylvania Economic Development Financing Authority,
	RB, Amtrak Project, Series A, AMT, 6.50%, 11/01/16	1,000	996,450
Pennsylvania Economic Development Financing Authority,
	RB, Amtrak Project, Series A, AMT, 6.13%, 11/01/21	700	640,927
Pennsylvania Economic Development Financing Authority,
	RB, Amtrak Project, Series A, AMT, 6.25%, 11/01/31	1,000	892,020
	Pennsylvania Economic Development Financing Authority, RB,
	Reliant Energy, Series A-12-22-04, AMT, 6.75%, 12/01/36	2,000	1,856,520
	Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	420	375,115
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%,
	6/01/39	2,175	2,101,115
			8,436,202
Puerto Rico - 2.3%	Puerto Rico Sales Tax Financing Corp., RB, First
	Sub-Series A, 6.50%, 8/01/44	1,770	1,853,456
South Carolina - 3.6%	South Carolina Jobs-EDA, RB, Palmetto Health, C, 7.00%,
	8/01/13 (b)	2,225	2,607,300
South Carolina Jobs-EDA, RB, Refunded Balance, Palmetto
	Health, C, 7.00%, 8/01/13 (b)	275	325,476
			2,932,776
South Dakota - 1.0%	South Dakota Health & Educational Facilities Authority,
	South Dakota, RB, Sanford Health, 5.00%, 11/01/40	910	795,995
Tennessee - 2.4%	Memphis-Shelby County Airport Authority, RB, Series D
	(AMBAC), AMT, 6.00%, 3/01/24	2,000	2,007,940
Texas - 17.0%	Brazos River Authority, Refunding, RB, TXU Electric
	Company Project, Series C, AMT, 5.75%, 5/01/36	730	565,918
	Brazos River Authority, Refunding, RB, TXU Electric,
	Series A, Remarketed, AMT, 8.25%, 10/01/30	730	357,700
City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (AGC), 6.00%, 11/15/35	2,730	2,999,151
Harris County-Houston Sports Authority, Refunding RB, CAB,
	Senior Lien, Series A (MBIA), 6.17%, 11/15/38 (a)	4,750	500,840
Houston Texas Airport Systems Revenue, ARB, Refunding,
	Senior Lien, Series A, 5.50%, 7/01/39	485	475,557

BlackRock Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	La Joya, ISD, Texas, GO, 5.00%, 2/15/34	$ 4,060	$ 4,086,106
North Texas Tollway Authority, Refunding RB, Toll 2nd Tier,
	Series F, 6.13%, 1/01/31	1,025	1,032,759
State of Texas, GO, Refunding, Water Financial Assistance,
	5.75%, 8/01/22	500	515,350
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.05%,
	8/15/31 (a)	15,000	3,421,350
			13,954,731
Washington - 1.7%	County of King Washington, Refunding RB (FSA), 5.00%,
	1/01/36	620	619,070
Washington Health Care Facilities Authority, Washington,
RB, Providence Health Care Services, Series A (MBIA), 4.63%,
	10/01/34	915	808,229
			1,427,299
Wisconsin - 5.2%	Wisconsin Health & Educational Facilities Authority, RB,
	Ascension Health Senior Credit, Series A, 5.00%, 11/15/31	4,330	4,289,471
	Total Municipal Bonds - 131.5%		108,254,871
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (g)
Alabama - 0.9%	Alabama Special Care Facilities Financing Authority,
Refunding, RB, Ascension Health, Senior Credit, Series C2,
	5.00%, 11/15/36	760	732,242
California - 2.6%	California Educational Facilities Authority, RB, University
	Southern California, Series A, 5.25%, 10/01/39	855	881,283
	Los Angeles Community College District, California, GO,
	Election 2001, Series A (FSA), 5.00%, 8/01/32	740	707,847
	San Diego Community College District, California, GO,
	Election of 2002, 5.25%, 8/01/33	553	562,438
			2,151,568
Colorado - 2.4%	Colorado Health Facilities Authority, RB, Catholic Health,
	Series C3 (FSA), 5.10%, 10/01/41	1,210	1,180,028
Colorado Health Facilities Authority, RB, Catholic Health,
	Series C7 (FSA), 5.00%, 9/01/36	780	760,758
			1,940,786
Connecticut - 3.9%	Connecticut State Health & Educational Facility Authority,
	RB, Yale University, Series T1, 4.70%, 7/01/29	1,580	1,627,321
Connecticut State Health & Educational Facility Authority,
	RB, Yale University, Series X3, 4.85%, 7/01/37	1,540	1,556,278
			3,183,599
Illinois - 1.8%	Chicago Housing Authority, Illinois, Refunding RB, (FSA),
	5.00%, 7/01/24	1,424	1,444,339
Massachusetts - 2.3%	Massachusetts Water Resources Authority, Refunding RB,
	Series A, 5.00%, 8/01/41	1,980	1,927,609
New York - 0.6%	New York City Municipal Water Finance Authority, RB,
	Series FF-2, 5.50%, 6/15/40	510	535,792
New Hampshire - 0.8%	New Hampshire Health & Education Facilities Authority,
	RB, Dartmouth College, 5.25%, 6/01/39	645	671,793
Tennessee - 1.6%	Shelby County Health Educational & Housing Facilities
	Board, Refunding RB, St. Jude's Children's Research
	Hospital, 5.00%, 7/01/31	1,280	1,282,918
Texas - 2.6%	County of Harris Texas, RB, Senior Lien, Toll Road,
	Series A, 5.00%, 8/15/38	2,140	2,123,736

BlackRock Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to		Par
State	Tender Option Bond Trusts (g)		(000)	Value
Virginia - 3.6%	University of Virginia, Refunding RB, 5.00%, 6/01/40		$ 1,790	$ 1,825,746
	Virginia HDA, RB, Series H, Sub-Series H1 (MBIA), 5.35%,
	7/01/31		1,125	1,131,851
				2,957,597
Washington - 4.0%	Central Puget Sound Regional Transportation Authority,
	Washington, RB, Series A (FSA), 5.00%, 11/01/32		900	905,795
	State of Washington, GO, Series E, 5.00%, 2/01/34		2,400	2,430,312
				3,336,107
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 27.1%			22,288,086
	Total Long-Term Investments
	(Cost - $146,198,447) - 158.6%			130,542,957
	Short-Term Securities
California - 2.4%	California State, CP ROLS RR II, 4.00%, 8/05/09 (h)		2,000	2,000,000
			Shares
Money Market Fund - 5.1%	FFI Institutional Tax-Exempt Fund, 0.42% (i)(j)		4,200,680	4,200,680
	Total Short-Term Securities
	(Cost - $6,200,680) - 7.5%			6,200,680
	Total Investments (Cost - $152,399,127*) - 166.1%			136,743,637
	Other Assets Less Liabilities - 1.3%			1,071,957
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (15.2)%			(12,514,001)
	Preferred Shares, at Redemption Value - (52.2)%			(42,977,727)
	Net Assets Applicable to Common Shares - 100.0%		$ 82,323,866
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 139,297,834
Gross unrealized appreciation	$ 1,567,085
Gross unrealized depreciation	(16,627,664)
Net unrealized depreciation	$ (15,060,579)
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(i) Investments in companies considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-
Exempt Fund	3,899,483	$ 4,003
(j) Represents the current yield as of report date.
5

BlackRock Strategic Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Trust's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 4,200,680
Level 2 -
Short-Term Securities	2,000,000
Long-Term Investments[1]	130,542,957
Total Level 2	132,542,957
Level 3	-
Total	$ 136,743,637
[1] See above Schedule of Investments for values in each state or political classification.
6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Strategic Municipal Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 22, 2009